Income Taxes (Components Of Earnings Before Income Tax And Provision For Income Taxes) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	May 29, 2016	Feb. 28, 2016	Nov. 29, 2015	Aug. 30, 2015	May 31, 2015	Feb. 22, 2015	Nov. 23, 2014	Aug. 24, 2014	May 29, 2016	May 31, 2015	May 25, 2014
Earnings from continuing operations before income taxes:
Earnings from continuing operations before income taxes, U.S.									$ 450.6	$ 179.9	$ 189.0
Earnings from continuing operations before income taxes, Foreign									(0.9)	(4.6)	(14.4)
Earnings before income taxes	$ 175.4	$ 138.1	$ 24.4	$ 111.8	$ 126.5	$ 147.1	$ (54.6)	$ (43.7)	449.7	175.3	174.6
Income taxes, Current
Current, Federal									89.1	(12.7)	39.5
Current, State and local									2.7	(8.0)	5.4
Current, Foreign									1.9	6.9	3.0
Total current									93.7	(13.8)	47.9
Income taxes, Deferred
Total deferred									(10.8)	42.0	(44.9)
Income tax expense (benefit)									90.0	(21.1)	(8.6)
U.S.
Income taxes, Deferred
Deferred, Federal									(2.4)	0.0	(43.7)
Deferred, State and local									(1.3)	(7.3)	(12.8)
Total deferred									$ (3.7)	$ (7.3)	$ (56.5)